Distribution Date:	09/17/25	Benchmark 2023-B38 Mortgage Trust
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2023-B38

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Attention: Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-15		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	16-17			AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	18
		Special Servicer	LNR Partners, Inc.
Historical Detail	19
			Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Delinquency Loan Detail	20			lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Special Servicer	Argentic Services Company LP
Specially Serviced Loan Detail - Part 1	22
			Attention: Andrew Hundertmark	ahundertmark@argenticservices.com;
Specially Serviced Loan Detail - Part 2	23			jmayfield@argenticservices.com
Modified Loan Detail	24		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Historical Liquidated Loan Detail	25	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	26		CMBS Notices	cmbs.notices@parkbridgefinancial.com
Interest Shortfall Detail - Collateral Level	27		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Supplemental Notes	28	Trustee	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Directing Holder	Pacific Design Center
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081916AA6	5.542000%	6,484,000.00	3,592,450.20	107,633.90	16,591.13	0.00	0.00	124,225.03	3,484,816.30	30.14%	30.00%
A-2	081916AB4	5.626000%	201,433,000.00	201,433,000.00	0.00	944,385.05	0.00	0.00	944,385.05	201,433,000.00	30.14%	30.00%
A-3	081916AC2	5.793000%	50,784,000.00	50,784,000.00	0.00	245,159.76	0.00	0.00	245,159.76	50,784,000.00	30.14%	30.00%
A-SB	081916AD0	5.834900%	4,164,000.00	4,164,000.00	0.00	20,247.10	0.00	0.00	20,247.10	4,164,000.00	30.14%	30.00%
A-4	081916AE8	5.524600%	173,967,000.00	173,967,000.00	0.00	800,915.07	0.00	0.00	800,915.07	173,967,000.00	30.14%	30.00%
A-M	081916AG3	6.120500%	70,205,000.00	70,205,000.00	0.00	358,074.75	0.00	0.00	358,074.75	70,205,000.00	18.84%	18.75%
B	081916AH1	6.452613%	31,202,000.00	31,202,000.00	0.00	167,778.70	0.00	0.00	167,778.70	31,202,000.00	13.82%	13.75%
C	081916AJ7	6.452613%	24,182,000.00	24,182,000.00	0.00	130,030.91	0.00	0.00	130,030.91	24,182,000.00	9.92%	9.88%
D	081916AT5	4.000000%	14,821,000.00	14,821,000.00	0.00	49,403.33	0.00	0.00	49,403.33	14,821,000.00	7.54%	7.50%
E	081916AV0	4.000000%	6,241,000.00	6,241,000.00	0.00	20,803.33	0.00	0.00	20,803.33	6,241,000.00	6.53%	6.50%
F	081916AX6	4.000000%	12,481,000.00	12,481,000.00	0.00	41,603.33	0.00	0.00	41,603.33	12,481,000.00	4.52%	4.50%
G	081916AZ1	4.000000%	10,140,000.00	10,140,000.00	0.00	33,800.00	0.00	0.00	33,800.00	10,140,000.00	2.89%	2.88%
H*	081916BB3	4.000000%	17,942,153.00	17,942,153.00	0.00	59,783.43	0.00	0.00	59,783.43	17,942,153.00	0.00%	0.00%
PDC-A1	081916BH0	15.996165%	10,000,000.00	10,000,000.00	0.00	133,301.38	0.00	0.00	133,301.38	10,000,000.00	50.00%	50.00%
PDC-A2	081916BK3	15.996165%	9,000,000.00	9,000,000.00	0.00	119,971.24	0.00	0.00	119,971.24	9,000,000.00	5.00%	5.00%
PDC-HRR	081916BM9	15.996165%	1,000,000.00	1,000,000.00	0.00	13,330.14	0.00	0.00	13,330.14	1,000,000.00	0.00%	0.00%
RR	081916BP2	6.452613%	12,658,410.00	12,599,756.61	2,183.29	67,750.65	0.00	0.00	69,933.94	12,597,573.32	0.00%	0.00%
RR Interest	N/A	6.452613%	20,186,125.00	20,092,591.55	3,481.65	108,040.67	0.00	0.00	111,522.32	20,089,109.90	0.00%	0.00%
R	081916BF4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	081916BD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			676,890,688.00	673,846,951.36	113,298.84	3,330,969.97	0.00	0.00	3,444,268.81	673,733,652.52

X-A	081916AF5	0.774793%	507,037,000.00	504,145,450.19	0.00	325,506.79	0.00	0.00	325,506.79	504,037,816.30

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	081916AK4	2.452613%	21,062,000.00	21,062,000.00	0.00	43,047.45	0.00	0.00	43,047.45	21,062,000.00
X-F	081916AM0	2.452613%	12,481,000.00	12,481,000.00	0.00	25,509.22	0.00	0.00	25,509.22	12,481,000.00
X-G	081916AP3	2.452613%	10,140,000.00	10,140,000.00	0.00	20,724.58	0.00	0.00	20,724.58	10,140,000.00
X-H	081916AR9	2.452613%	17,942,153.00	17,942,153.00	0.00	36,670.97	0.00	0.00	36,670.97	17,942,153.00
Notional SubTotal			568,662,153.00	565,770,603.19	0.00	451,459.01	0.00	0.00	451,459.01	565,662,969.30

Deal Distribution Total					113,298.84	3,782,428.98	0.00	0.00	3,895,727.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081916AA6	554.04845774	16.59992289	2.55878007	0.00000000	0.00000000	0.00000000	0.00000000	19.15870296	537.44853486
A-2	081916AB4	1,000.00000000	0.00000000	4.68833334	0.00000000	0.00000000	0.00000000	0.00000000	4.68833334	1,000.00000000
A-3	081916AC2	1,000.00000000	0.00000000	4.82750000	0.00000000	0.00000000	0.00000000	0.00000000	4.82750000	1,000.00000000
A-SB	081916AD0	1,000.00000000	0.00000000	4.86241595	0.00000000	0.00000000	0.00000000	0.00000000	4.86241595	1,000.00000000
A-4	081916AE8	1,000.00000000	0.00000000	4.60383331	0.00000000	0.00000000	0.00000000	0.00000000	4.60383331	1,000.00000000
A-M	081916AG3	1,000.00000000	0.00000000	5.10041664	0.00000000	0.00000000	0.00000000	0.00000000	5.10041664	1,000.00000000
B	081916AH1	1,000.00000000	0.00000000	5.37717775	0.00000000	0.00000000	0.00000000	0.00000000	5.37717775	1,000.00000000
C	081916AJ7	1,000.00000000	0.00000000	5.37717765	0.00000000	0.00000000	0.00000000	0.00000000	5.37717765	1,000.00000000
D	081916AT5	1,000.00000000	0.00000000	3.33333311	0.00000000	0.00000000	0.00000000	0.00000000	3.33333311	1,000.00000000
E	081916AV0	1,000.00000000	0.00000000	3.33333280	0.00000000	0.00000000	0.00000000	0.00000000	3.33333280	1,000.00000000
F	081916AX6	1,000.00000000	0.00000000	3.33333307	0.00000000	0.00000000	0.00000000	0.00000000	3.33333307	1,000.00000000
G	081916AZ1	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
H	081916BB3	1,000.00000000	0.00000000	3.33200982	0.00132370	0.45695073	0.00000000	0.00000000	3.33200982	1,000.00000000
PDC-A1	081916BH0	1,000.00000000	0.00000000	13.33013800	0.00000000	0.00000000	0.00000000	0.00000000	13.33013800	1,000.00000000
PDC-A2	081916BK3	1,000.00000000	0.00000000	13.33013778	0.00000000	0.00000000	0.00000000	0.00000000	13.33013778	1,000.00000000
PDC-HRR	081916BM9	1,000.00000000	0.00000000	13.33014000	0.00000000	0.94710000	0.00000000	0.00000000	13.33014000	1,000.00000000
RR	081916BP2	995.36644887	0.17247743	5.35222433	0.00003792	0.01313830	0.00000000	0.00000000	5.52470176	995.19397144
RR Interest	N/A	995.36644849	0.17247738	5.35222436	0.00003815	0.01313774	0.00000000	0.00000000	5.52470174	995.19397111
R	081916BF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	081916BD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081916AF5	994.29716212	0.00000000	0.64197838	0.00000000	0.00000000	0.00000000	0.00000000	0.64197838	994.08488197
X-D	081916AK4	1,000.00000000	0.00000000	2.04384436	0.00000000	0.00000000	0.00000000	0.00000000	2.04384436	1,000.00000000
X-F	081916AM0	1,000.00000000	0.00000000	2.04384424	0.00000000	0.00000000	0.00000000	0.00000000	2.04384424	1,000.00000000
X-G	081916AP3	1,000.00000000	0.00000000	2.04384418	0.00000000	0.00000000	0.00000000	0.00000000	2.04384418	1,000.00000000
X-H	081916AR9	1,000.00000000	0.00000000	2.04384446	0.00000000	0.00000000	0.00000000	0.00000000	2.04384446	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/25 - 08/30/25	30	0.00	16,591.13	0.00	16,591.13	0.00	0.00	0.00	16,591.13	0.00
A-2	08/01/25 - 08/30/25	30	0.00	944,385.05	0.00	944,385.05	0.00	0.00	0.00	944,385.05	0.00
A-3	08/01/25 - 08/30/25	30	0.00	245,159.76	0.00	245,159.76	0.00	0.00	0.00	245,159.76	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	20,247.10	0.00	20,247.10	0.00	0.00	0.00	20,247.10	0.00
A-4	08/01/25 - 08/30/25	30	0.00	800,915.07	0.00	800,915.07	0.00	0.00	0.00	800,915.07	0.00
X-A	08/01/25 - 08/30/25	30	0.00	325,506.79	0.00	325,506.79	0.00	0.00	0.00	325,506.79	0.00
A-M	08/01/25 - 08/30/25	30	0.00	358,074.75	0.00	358,074.75	0.00	0.00	0.00	358,074.75	0.00
B	08/01/25 - 08/30/25	30	0.00	167,778.70	0.00	167,778.70	0.00	0.00	0.00	167,778.70	0.00
C	08/01/25 - 08/30/25	30	0.00	130,030.91	0.00	130,030.91	0.00	0.00	0.00	130,030.91	0.00
X-D	08/01/25 - 08/30/25	30	0.00	43,047.45	0.00	43,047.45	0.00	0.00	0.00	43,047.45	0.00
X-F	08/01/25 - 08/30/25	30	0.00	25,509.22	0.00	25,509.22	0.00	0.00	0.00	25,509.22	0.00
X-G	08/01/25 - 08/30/25	30	0.00	20,724.58	0.00	20,724.58	0.00	0.00	0.00	20,724.58	0.00
X-H	08/01/25 - 08/30/25	30	0.00	36,670.97	0.00	36,670.97	0.00	0.00	0.00	36,670.97	0.00
D	08/01/25 - 08/30/25	30	0.00	49,403.33	0.00	49,403.33	0.00	0.00	0.00	49,403.33	0.00
E	08/01/25 - 08/30/25	30	0.00	20,803.33	0.00	20,803.33	0.00	0.00	0.00	20,803.33	0.00
F	08/01/25 - 08/30/25	30	0.00	41,603.33	0.00	41,603.33	0.00	0.00	0.00	41,603.33	0.00
G	08/01/25 - 08/30/25	30	0.00	33,800.00	0.00	33,800.00	0.00	0.00	0.00	33,800.00	0.00
H	08/01/25 - 08/30/25	30	8,174.93	59,807.18	0.00	59,807.18	23.75	0.00	0.00	59,783.43	8,198.68
PDC-A1	08/01/25 - 08/30/25	30	0.00	133,301.38	0.00	133,301.38	0.00	0.00	0.00	133,301.38	0.00
PDC-A2	08/01/25 - 08/30/25	30	0.00	119,971.24	0.00	119,971.24	0.00	0.00	0.00	119,971.24	0.00
PDC-HRR	08/01/25 - 08/30/25	30	947.10	13,330.14	0.00	13,330.14	0.00	0.00	0.00	13,330.14	947.10
RR	08/01/25 - 08/30/25	30	165.83	67,751.13	0.00	67,751.13	0.48	0.00	0.00	67,750.65	166.31
RR Interest	08/01/25 - 08/30/25	30	264.43	108,041.43	0.00	108,041.43	0.77	0.00	0.00	108,040.67	265.20
Totals			9,552.29	3,782,453.97	0.00	3,782,453.97	25.00	0.00	0.00	3,782,428.98	9,577.29

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,895,727.82
Non-VRR Interest Available Funds	3,447,668.81
VRR Interest Available Funds	181,456.26
Loan-Specific Available Funds	266,602.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,795,326.27	Master Servicing Fee	2,810.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,082.98
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	290.13
ARD Interest	0.00	Operating Advisor Fee	1,688.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,795,326.27	Total Fees	12,872.31

Principal		Expenses/Reimbursements
Scheduled Principal	113,298.84	Reimbursement for Interest on Advances	25.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	113,298.84	Total Expenses/Reimbursements	25.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,782,428.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	113,298.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,895,727.82
Total Funds Collected	3,908,625.11	Total Funds Distributed	3,908,625.13

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	673,846,951.96	673,846,951.96	Beginning Certificate Balance	673,846,951.36
(-) Scheduled Principal Collections	113,298.84	113,298.84	(-) Principal Distributions	113,298.84
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	673,733,653.12	673,733,653.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	673,846,951.96	673,846,951.96	Ending Certificate Balance	673,733,652.52
Ending Actual Collateral Balance	673,733,653.12	673,733,653.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	11	62,836,674.16	9.61%	70	6.3638	2.018389	1.49 or less	8	155,650,944.53	23.81%	80	6.2496	1.284696
$10,000,000 to $19,999,999		10	138,438,939.97	21.18%	72	6.2989	2.381296	1.50 to 1.99	14	249,988,859.81	38.24%	64	6.3456	1.668506
$20,000,000 to $29,999,999		10	254,358,038.99	38.91%	61	6.4356	1.833336	2.00 to 2.49	8	139,500,000.00	21.34%	66	6.2448	2.252294
$30,000,000 to $39,999,999		3	92,500,000.00	14.15%	68	6.2141	1.673243	2.50 or greater	6	108,593,848.78	16.61%	52	6.1378	3.097824
	$40,000,000 or greater	2	105,600,000.00	16.15%	67	5.8062	1.800000	Totals	36	653,733,653.12	100.00%	66	6.2667	1.939126
	Totals	36	653,733,653.12	100.00%	66	6.2667	1.939126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	14,912,500.00	2.28%	87	6.9603	2.273873
							Industrial	7	93,663,511.22	14.33%	56	7.1022	1.579354
Arizona	1	49,000,000.00	7.50%	30	6.2142	1.670000
							Lodging	3	47,276,625.62	7.23%	91	6.9543	3.017615
California	4	93,118,644.29	14.24%	81	6.1257	1.417901
							Mixed Use	9	143,533,756.09	21.96%	85	5.9432	1.668028
Connecticut	1	27,796,606.56	4.25%	55	5.1500	1.230000
							Office	4	112,500,000.00	17.21%	49	5.7647	2.228667
Indiana	2	52,966,533.08	8.10%	68	7.2233	1.599365
							Retail	19	257,983,229.24	39.46%	62	6.2312	1.893335
Louisiana	1	308,750.00	0.05%	89	6.3600	1.850000
							Totals	42	653,733,653.12	100.00%	66	6.2667	1.939126
Maryland	1	7,810,092.54	1.19%	91	6.8400	2.660000
Massachusetts	1	53,150,000.00	8.13%	89	5.5095	1.590000
Michigan	4	83,805,000.00	12.82%	87	6.3445	2.260477
Missouri	2	42,472,500.00	6.50%	86	6.3295	1.621229
New Jersey	3	39,650,000.00	6.07%	91	7.1085	1.362396
New York	1	50,000,000.00	7.65%	28	5.8990	2.150000
North Carolina	7	13,267,170.54	2.03%	30	6.5850	2.455766
Ohio	3	21,219,641.62	3.25%	78	6.7284	4.614026
Pennsylvania	1	15,154,890.70	2.32%	91	7.1200	2.860000
South Carolina	1	6,845,758.36	1.05%	31	6.8100	1.730000
Texas	2	5,962,872.68	0.91%	87	7.0317	1.576873
Utah	1	5,466,161.79	0.84%	31	6.8100	1.730000
Virginia	1	2,050,000.00	0.31%	87	6.6800	1.660000
Washington	1	60,000,000.00	9.18%	30	5.5850	2.620000
Washington, DC	1	10,000,000.00	1.53%	27	6.0500	1.170000
Totals	42	653,733,653.12	100.00%	66	6.2667	1.939126

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.990% or less	12	270,348,415.15	41.35%	61	5.6851	1.826364	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.000% to 6.499%	7	106,276,250.00	16.26%	54	6.1646	1.724610	13 months or greater	36	653,733,653.12	100.00%	66	6.2667	1.939126
	6.500% to 6.999%	11	163,199,969.36	24.96%	73	6.6443	2.393748	Totals	36	653,733,653.12	100.00%	66	6.2667	1.939126
	7.000% or greater	6	113,909,018.61	17.42%	80	7.2012	1.755546
	Totals	36	653,733,653.12	100.00%	66	6.2667	1.939126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	78 months or less	15	268,890,791.97	41.13%	34	6.1067	1.963476	Interest Only	25	533,123,750.00	81.55%	67	6.2049	1.963078
78 months to 84 months		3	42,500,000.00	6.50%	82	5.9512	1.925294	358 or Less	11	120,609,903.12	18.45%	61	6.5398	1.833250
	85 months or greater	18	342,342,861.15	52.37%	89	6.4316	1.921717	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	653,733,653.12	100.00%	66	6.2667	1.939126	Totals	36	653,733,653.12	100.00%	66	6.2667	1.939126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	36	653,733,653.12	100.00%	66	6.2667	1.939126			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	653,733,653.12	100.00%	66	6.2667	1.939126
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30530253	MU	West Hollywood	CA	Actual/360	5.941%	335,604.52	0.00	0.00	N/A	02/06/33	--	65,600,000.00	65,600,000.00	09/06/25
2A3	30509641	OF	Seattle	WA	Actual/360	5.585%	192,372.22	0.00	0.00	N/A	03/09/28	--	40,000,000.00	40,000,000.00	09/09/25
2A4-1	30509642				Actual/360	5.585%	96,186.11	0.00	0.00	N/A	03/09/28	--	20,000,000.00	20,000,000.00	09/09/25
3A17	30321660	MU	Cambridge	MA	Actual/360	5.510%	142,328.75	0.00	0.00	N/A	02/10/33	02/10/38	30,000,000.00	30,000,000.00	09/10/25
3A18	30321661				Actual/360	5.510%	109,830.35	0.00	0.00	N/A	02/10/33	02/10/38	23,150,000.00	23,150,000.00	09/10/25
4A3	30530229	RT	Valley Stream	NY	Actual/360	5.899%	165,090.07	0.00	0.00	N/A	01/06/28	--	32,500,000.00	32,500,000.00	09/06/25
4A15-1	30530241				Actual/360	5.899%	88,894.65	0.00	0.00	N/A	01/06/28	--	17,500,000.00	17,500,000.00	09/06/25
5A1-1	30530243	RT	Auburn Hills	MI	Actual/360	6.521%	154,420.90	0.00	0.00	N/A	02/01/33	--	27,500,000.00	27,500,000.00	09/01/25
5A2-2	30530248				Actual/360	6.521%	84,229.58	0.00	0.00	N/A	02/01/33	--	15,000,000.00	15,000,000.00	09/01/25
5A2-1-B	30509715				Actual/360	6.521%	42,114.79	0.00	0.00	N/A	02/01/33	--	7,500,000.00	7,500,000.00	09/01/25
6A1-C1	30321662	RT	Scottsdale	AZ	Actual/360	6.214%	133,778.99	0.00	0.00	N/A	03/06/28	--	25,000,000.00	25,000,000.00	09/06/25
6A1-C2	30321663				Actual/360	6.214%	128,427.83	0.00	0.00	N/A	03/06/28	--	24,000,000.00	24,000,000.00	09/06/25
7A3	30321664	IN	Various	Various	Actual/360	6.810%	171,860.70	23,916.73	0.00	N/A	04/06/28	--	29,306,926.34	29,283,009.61	09/06/25
7A4-1	30321665				Actual/360	6.810%	28,643.45	3,986.12	0.00	N/A	04/06/28	--	4,884,487.79	4,880,501.67	09/06/25
8A1	30509661	IN	Parsippany	NJ	Actual/360	7.260%	187,550.00	0.00	0.00	N/A	04/06/33	--	30,000,000.00	30,000,000.00	09/06/25
9	30509445	IN	Munster	IN	Actual/360	7.280%	184,932.22	0.00	0.00	N/A	11/06/29	--	29,500,000.00	29,500,000.00	09/06/25
10A1	30505266	RT	Waterbury	CT	Actual/360	5.150%	70,880.95	24,127.62	0.00	N/A	04/06/30	--	15,983,176.89	15,959,049.27	09/06/25
10A2	30506199				Actual/360	5.150%	18,738.64	6,378.57	0.00	N/A	04/06/30	--	4,225,437.45	4,219,058.88	09/06/25
10A3	30506200				Actual/360	5.150%	16,294.47	5,546.58	0.00	N/A	04/06/30	--	3,674,293.57	3,668,746.99	09/06/25
10A4-A	30506201				Actual/360	5.150%	12,220.85	4,159.94	0.00	N/A	04/06/30	--	2,755,719.95	2,751,560.01	09/06/25
11A3	30509130	OF	Detroit	MI	Actual/360	6.020%	129,597.22	0.00	0.00	N/A	07/01/32	--	25,000,000.00	25,000,000.00	09/01/25
11A4-A	30509131				Actual/360	6.020%	12,959.72	0.00	0.00	N/A	07/01/32	--	2,500,000.00	2,500,000.00	09/01/25
12	30509544	RT	Saint Peters	MO	Actual/360	6.605%	156,253.66	0.00	0.00	N/A	01/05/33	--	27,472,500.00	27,472,500.00	09/05/25
13	30509667	LO	Indianapolis	IN	Actual/360	7.152%	144,544.61	17,585.44	0.00	N/A	03/06/33	--	23,470,114.82	23,452,529.38	09/06/25
14	30509680	LO	Westlake	OH	Actual/360	6.720%	92,586.67	0.00	0.00	N/A	04/06/33	--	16,000,000.00	16,000,000.00	09/06/25
15	30509604	MU	Philadelphia	PA	Actual/360	7.120%	92,986.14	11,387.93	0.00	N/A	04/01/33	--	15,166,278.63	15,154,890.70	09/01/25
16A2	30509430	OF	Maryland Heights	MO	Actual/360	5.825%	75,239.58	0.00	0.00	N/A	07/06/32	--	15,000,000.00	15,000,000.00	09/06/25
17	30321669	RT	Hoover	AL	Actual/360	7.050%	72,850.00	0.00	0.00	N/A	12/06/32	--	12,000,000.00	12,000,000.00	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30509660	RT	Chatsworth	CA	Actual/360	6.260%	63,069.50	0.00	0.00	N/A	04/06/33	--	11,700,000.00	11,700,000.00	09/06/25
19	30509463	RT	Various	Various	Actual/360	6.680%	58,241.25	0.00	0.00	N/A	12/06/32	--	10,125,000.00	10,125,000.00	09/06/25
20A1-2	30509696	OF	Washington	DC	Actual/360	6.050%	52,097.22	0.00	0.00	N/A	12/06/27	--	10,000,000.00	10,000,000.00	09/06/25
21A2	30509607	MU	High Point	NC	Actual/360	6.500%	53,934.17	7,015.25	0.00	N/A	02/06/28	--	9,635,880.79	9,628,865.54	09/06/25
22	30509598	RT	Various	Various	Actual/360	6.360%	44,230.93	0.00	0.00	N/A	02/06/33	--	8,076,250.00	8,076,250.00	09/06/25
23	30530264	LO	Linthicum	MD	Actual/360	6.840%	46,038.72	6,328.63	0.00	N/A	04/06/33	--	7,816,421.17	7,810,092.54	09/06/25
24	30530263	RT	Summit	NJ	Actual/360	6.629%	45,666.44	0.00	0.00	N/A	04/06/33	--	8,000,000.00	8,000,000.00	09/06/25
25	30509460	RT	Arlington	TX	Actual/360	7.230%	23,685.96	2,866.03	0.00	N/A	12/06/32	--	3,804,464.56	3,801,598.53	09/06/25
Totals							3,528,381.83	113,298.84	0.00				653,846,951.96	653,733,653.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	23,923,223.60	5,218,863.72	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	24,933,858.59	7,090,633.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-1	24,933,858.59	7,090,633.82	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A17	44,658,599.57	11,689,201.05	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A18	44,658,599.57	11,689,201.05	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	50,442,621.32	12,168,006.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A15-1	50,442,621.32	12,168,006.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-1	30,103,617.31	7,753,524.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-2	30,103,617.31	7,753,524.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-1-B	30,103,617.31	7,753,524.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C1	80,025,666.20	18,549,739.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C2	80,025,666.20	18,549,739.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	22,156,842.00	22,710,764.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4-1	22,156,842.00	22,710,764.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	11,216,948.75	4,502,975.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,431,668.98	974,827.84	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	2,563,864.98	2,572,719.32	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	2,563,864.98	2,572,719.32	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	2,563,864.98	2,572,719.32	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A4-A	2,563,864.98	2,572,719.32	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	28,225,408.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4-A	28,225,408.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,302,157.85	747,447.59	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,507,929.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	6,497,287.38	6,390,530.97	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,722,698.85	3,648,332.89	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	3,174,024.88	2,716,535.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,201,882.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	1,294,533.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,137,506.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1-2	7,842,740.69	1,876,951.93	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	5,642,606.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	856,131.88	257,747.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	7,928.36	0.00
23	1,424,159.72	1,940,978.57	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	951,730.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	515,610.57	510,790.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	682,095,145.47	206,754,123.99				0.00	0.00	0.00	0.00	7,928.36	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266714%	6.244459%	66
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266720%	6.244464%	67
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266725%	6.244470%	68
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266739%	6.244485%	69
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266742%	6.244487%	70
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266756%	6.244502%	71
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266758%	6.244504%	72
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266794%	6.244541%	73
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266796%	6.244543%	74
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266797%	6.244545%	75
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266810%	6.244558%	76
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.266812%	6.244560%	77
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		212,792,377	212,792,377		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		56,098,415	56,098,415		0	0
> 60 Months		384,842,861	384,842,861		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	653,733,653	653,733,653	0	0	0	0
Aug-25	653,846,952	653,846,952	0	0	0	0
Jul-25	653,959,640	653,959,640	0	0	0	0
Jun-25	654,084,898	654,084,898	0	0	0	0
May-25	654,189,361	654,189,361	0	0	0	0
Apr-25	654,313,417	654,313,417	0	0	0	0
Mar-25	654,416,644	654,416,644	0	0	0	0
Feb-25	654,579,922	654,579,922	0	0	0	0
Jan-25	654,681,698	654,681,698	0	0	0	0
Dec-24	654,782,926	654,782,926	0	0	0	0
Nov-24	654,903,868	654,903,868	0	0	0	0
Oct-24	655,003,896	655,003,896	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			25.00

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28